Business Acquisitions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	4 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2011 OptionsXpress Holdings, Inc.	Dec. 31, 2012 OptionsXpress Holdings, Inc.		Dec. 31, 2011 OptionsXpress Holdings, Inc.	Dec. 31, 2010 OptionsXpress Holdings, Inc.	Sep. 01, 2011 OptionsXpress Holdings, Inc.	Dec. 14, 2012 Thomas Partners, Inc.	Dec. 14, 2012 Thomas Partners, Inc. Investor Services	Dec. 14, 2012 Thomas Partners, Inc. Advisor Services	Nov. 09, 2010 Windward Investment Management Inc
Business Acquisition [Line Items]
Business acquisition, consideration paid		$ 714	[1]			$ 714
Common shares issued per each share of acquiree						1.02
Business acquisition, common stock issued share						59,000,000
Fair value of common stock issued		710				710
Business acquisition, other noncash consideration		4				4				106
Net revenue, acquiree	68	179
Net income, acquiree		6
Business Acquisition, Purchase price allocation for goodwill		511				511	68	44	24
Business acquisition, intangible assets						285	36
Acquisition related costs, after tax, incurred by the Company and excluded from proforma net income				16
Acquisition related costs, before tax, incurred by optionsXpress Holdings, Inc., prior to the acquisition date and excluded from proforma net income				15
Amortization of purchase accounting adjustments related to intangible assets of optionsXpress Holdings, Inc., net of tax				20	22
Business acquisition in cash							$ 85			$ 44
Intangible assets, amortization period							11 years

[1]	Represents a non-cash investing activity.